INVENTORY	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 6 – Inventory

Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	November 30,	May 31,
	2021	2021
Raw materials	$369,440	$344,085
Finished goods	1,871,739	883,967
Total	$2,241,179	$1,228,052

Raw materials consist of cannabis plants and the materials that are used in our production process prior to being tested and packaged for consumption. Finished goods consist of pre-packaged materials previously purchased from other licensed cultivators and our manufactured edibles and extracts.

NOTE 7 – INVENTORY

Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	May 31,	May 31,
	2021	2020
Raw materials	$344,085	$134,697
Finished goods	883,967	440,545
Total	$1,228,052	$575,242

Raw materials consist of cannabis plants and the materials that are used in our production process prior to being tested and packaged for consumption. Finished goods consist of pre-packaged materials previously purchased from other licensed cultivators and our manufactured edibles and extracts.